N-6	May 01, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
C000214972 [Member]
Prospectus:
Prospectuses Available [Text Block]
This supplement amends the most recent prospectuses and applicable i nit
ial summary prospectuses and updating summary prospectuses where applicable (each a “Prospectus,” and together, the “Prospectuses”) for the corporate sponsored variable universal life policies referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to inform you of changes to your Prospectus relating to: (1) the MainStay VP MacKay International Equity – Initial Class (the “MainStay Fund”) effective on or about August 28, 2023; and (2) Morgan Stanley VIF Global Infrastructure Portfolio – Class I (the “Morgan Stanley Fund”). Keeping this purpose in mind, please note the following:

I.	Changes to the MainStay Fund

A.	Name Change: All references in the Prospectuses to MainStay VP MacKay International Equity – Initial Class will be deleted and replaced with MainStay VP PineStone International Equity – Initial Class.

B.	Subadviser Change: The reference to Mackay Shields LLC as subadviser for the MainStay Fund will be deleted and replaced with PineStone Asset Management Inc.

C.	Current Expenses: The current expense listed for the MainStay Fund in the Fund Appendix for the Prospectuses will be deleted and replaced with 0.86%.

II.	Changes to the Morgan Stanley Fund

A.
Change in Adviser Listing:
The reference to Morgan Stanley Investment Management Inc. (“MSIM”) and Morgan Stanley Investment Management Limited as the Adviser for the Morgan Stanley Fund is hereby deleted and replaced with MSIM.

The other sections of your Prospectus remain unchanged.